Warrants (Details Narrative) - USD ($)		6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 26, 2026	Mar. 31, 2026	Jun. 30, 2026	Sep. 30, 2025
Warrants
Shares issued		233,678	1,333,333
Fair value of Warrants	$ 6,986,665	$ 470,000		$ 470,000